Fair Value Option (Tables)	12 Months Ended
Dec. 31, 2010
Fair Value Option (Tables) [Abstract]
Changes in fair value under the fair value option election

	2010				2009				2008
				Total changes				Total changes				Total changes
	Principal	Other		in fair value	Principal	Other		in fair value	Principal	Other		in fair value
December 31, (in millions)	transactions	income		recorded	transactions	income		recorded	transactions	income		recorded

Federal funds sold and securities purchased under resale agreements	$173	$—		$173	$(553)	$—		$(553)	$1,139	$—		$1,139
Securities borrowed	31	—		31	82	—		82	29	—		29

Trading assets:
Debt and equity instruments, excluding loans	556	(2	)(c)	554	619	25	(c)	644	(870)	(58	)(c)	(928)
Loans reported as trading assets:
Changes in instrument- specific credit risk	1,279	(6	)(c)	1,273	(300)	(177	)(c)	(477)	(9,802)	(283	)(c)	(10,085)
Other changes in fair value	(312)	4,449	(c)	4,137	1,132	3,119	(c)	4,251	696	1,178	(c)	1,874
Loans:
Changes in instrument-specific credit risk	95	—		95	(78)	—		(78)	(1,991)	—		(1,991)
Other changes in fair value	90	—		90	(343)	—		(343)	(42)	—		(42)
Other assets	—	(263	)(d)	(263)	—	(731	)(d)	(731)	—	(660	)(d)	(660)

Deposits(a)	(564)	—		(564)	(770)	—		(770)	(132)	—		(132)
Federal funds purchased and securities loaned or sold under repurchase agreements	(29)	—		(29)	116	—		116	(127)	—		(127)
Other borrowed funds(a)	123	—		123	(1,287)	—		(1,287)	1,888	—		1,888
Trading liabilities	(23)	—		(23)	(3)	—		(3)	35	—		35
Beneficial interests issued by consolidated VIEs	(12)	—		(12)	(351)	—		(351)	355	—		355
Other liabilities	(9)	8	(d)	(1)	64	—		64	—	—		—
Long-term debt:
Changes in instrument-specific credit risk(a)	400	—		400	(1,704)	—		(1,704)	1,174	—		1,174
Other changes in fair value(b)	1,297	—		1,297	(2,393)	—		(2,393)	16,202	—		16,202

(a)	Total changes in instrument-specific credit risk related to structured notes were $468 million, $(1.7) billion and $1.2 billion for the years ended December 31, 2010, 2009 and 2008, respectively. These totals include adjustments for structured notes classified within deposits and other borrowed funds, as well as long-term debt. The 2009 prior period has been revised.

(b)	Structured notes are debt instruments with embedded derivatives that are tailored to meet a client’s need for derivative risk in funded form. The embedded derivative is the primary driver of risk. The 2008 gain included in “Other changes in fair value” results from a significant decline in the value of certain structured notes where the embedded derivative is principally linked to either equity indices or commodity prices, both of which declined sharply during the third quarter of 2008. Although the risk associated with the structured notes is actively managed, the gains reported in this table do not include the income statement impact of such risk management instruments.

(c)	Reported in mortgage fees and related income.

(d)	Reported in other income.

Difference between aggregate fair value and aggregate remaining contractual principal balance outstanding

	2010				2009
				Fair value				Fair value
				over/(under)				over/(under)
	Contractual			contractual	Contractual			contractual
	principal			principal	principal			principal
December 31, (in millions)	outstanding		Fair value	outstanding	outstanding		Fair value	outstanding

Loans
Performing loans 90 days or more past due
Loans reported as trading assets	$—		$—	$—	$—		$—	$—
Loans	—		—	—	—		—	—
Nonaccrual loans
Loans reported as trading assets	5,246		1,239	(4,007)	7,264		2,207	(5,057)
Loans	927		132	(795)	1,126		151	(975)

Subtotal	6,173		1,371	(4,802)	8,390		2,358	(6,032)
All other performing loans
Loans reported as trading assets	39,490		33,641	(5,849)	35,095		29,341	(5,754)
Loans	2,496		1,434	(1,062)	2,147		1,000	(1,147)

Total loans	$48,159		$36,446	$(11,713)	$45,632		$32,699	$(12,933)

Long-term debt
Principal-protected debt	$20,761	(b)	$21,315	$554	$26,765	(b)	$26,378	$(387)
Nonprincipal-protected debt(a)	NA		17,524	NA	NA		22,594	NA

Total long-term debt	NA		$38,839	NA	NA		$48,972	NA

Long-term beneficial interests
Principal-protected debt	$49		$49	$—	$90		$90	$—
Nonprincipal-protected debt(a)	NA		1,446	NA	NA		1,320	NA

Total long-term beneficial interests	NA		$1,495	NA	NA		$1,410	NA

(a)	Remaining contractual principal is not applicable to nonprincipal-protected notes. Unlike principal-protected notes, for which the Firm is obligated to return a stated amount of principal at the maturity of the note, nonprincipal-protected notes do not obligate the Firm to return a stated amount of principal at maturity, but to return an amount based on the performance of an underlying variable or derivative feature embedded in the note.

(b)	Where the Firm issues principal-protected zero-coupon or discount notes, the balance reflected as the remaining contractual principal is the final principal payment at maturity.